Quarterly Holdings Report
for
Fidelity® Connecticut Municipal Income Fund
August 31, 2024
CTF-NPRT3-1024
1.805751.120
Municipal Bonds - 94.6%
	Principal Amount (a)	Value ($)
Connecticut - 93.3%
Bridgeport Gen. Oblig.:
Series 2016 D:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,037,489
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	3,090,000	3,202,811
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,085,456
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,069,442
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,061,059
Series 2021 A:
4% 8/1/38	800,000	809,385
4% 8/1/41	1,050,000	1,043,879
4% 8/1/46	375,000	361,126
4% 8/1/51	575,000	533,574
5% 8/1/35	450,000	498,521
Brookfield Gen. Oblig. Series 2020, 2% 8/15/35	365,000	300,219
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (b)	2,000,000	1,847,231
5% 7/1/49 (b)	2,925,000	2,982,003
Connecticut Gen. Oblig.:
Series 2015 B:
5% 6/15/27	4,825,000	4,906,573
5% 6/15/30	1,290,000	1,309,529
Series 2015 F, 5% 11/15/31	4,000,000	4,084,175
Series 2018 A, 5% 4/15/30	2,500,000	2,685,511
Series 2018 C, 5% 6/15/31	725,000	779,074
Series 2019 A:
5% 4/15/35	2,000,000	2,177,457
5% 4/15/36	2,300,000	2,496,191
5% 4/15/39	2,450,000	2,629,821
Series 2020 A, 3% 1/15/39	5,500,000	4,965,892
Series 2020 C, 3% 6/1/40	3,380,000	2,965,446
Series 2021 A:
3% 1/15/32	335,000	329,173
3% 1/15/34	3,000,000	2,893,291
3% 1/15/35	1,850,000	1,765,641
3% 1/15/36	9,130,000	8,596,751
3% 1/15/37	2,875,000	2,678,477
3% 1/15/38	1,000,000	915,968
Series 2021 B, 3% 6/1/39	1,400,000	1,250,530
Series 2022 A, 4% 1/15/34	400,000	423,361
Series 2022 B, 2% 1/15/38	320,000	243,920
Series 2023 A, 5% 5/15/27	900,000	957,813
Series 2023 B, 5% 8/1/27	1,835,000	1,962,153
Series 2024 D:
5% 5/1/29	1,625,000	1,801,638
5% 5/1/30	1,000,000	1,127,627
5% 5/1/31	1,000,000	1,142,660
5% 5/1/32	1,250,000	1,445,590
5% 5/1/33	500,000	584,044
5% 5/1/34	500,000	590,857
5% 5/1/35	1,000,000	1,177,414
Series 2024:
5% 3/1/28	2,000,000	2,165,493
5% 1/15/29	2,000,000	2,204,493
5% 3/1/29	1,855,000	2,049,931
5% 1/15/30	1,335,000	1,498,629
5% 3/1/30	2,500,000	2,812,046
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	1,914,060
5% 7/1/32	1,000,000	1,047,062
Series 2017, 5% 7/1/30	2,400,000	2,522,062
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	84,581
5% 7/1/28	1,150,000	1,209,922
5% 7/1/29	350,000	368,214
5% 7/1/30	1,100,000	1,153,814
5% 7/1/31	1,300,000	1,359,494
5% 7/1/32	1,050,000	1,096,234
5% 7/1/33	700,000	729,920
5% 7/1/34	750,000	780,695
Bonds Series 2017 B2, 3.2%, tender 7/1/26 (c)	7,000,000	6,999,480
Series 2013 N, 5% 7/1/25	300,000	300,373
Series 2014 E:
5% 7/1/28	3,260,000	3,263,386
5% 7/1/29	3,840,000	3,843,988
Series 2015 L, 5% 7/1/29	1,500,000	1,519,951
Series 2015, 5% 7/1/32	205,000	207,408
Series 2016 K, 4% 7/1/46	7,000,000	6,540,438
Series 2018 K3, 5% 7/1/38	985,000	998,523
Series 2019 A:
4% 7/1/49	1,365,000	1,275,849
5% 7/1/26	310,000	315,159
5% 7/1/29	1,290,000	1,350,713
5% 7/1/49 (d)(e)	6,000,000	3,900,000
Series 2019 Q1, 3% 11/1/33	1,000,000	966,938
Series 2020 A, 4% 7/1/40	1,250,000	1,215,567
Series 2020 C, 4% 7/1/45	1,800,000	1,693,804
Series 2020 K:
5% 7/1/36	1,000,000	1,079,992
5% 7/1/37	1,750,000	1,883,430
5% 7/1/39	2,830,000	3,017,348
Series 2021 A, 3% 7/1/39	5,000,000	4,244,038
Series 2021 L, 3% 7/1/41	1,340,000	1,161,692
Series 2022 M:
4% 7/1/36	250,000	255,938
4% 7/1/37	260,000	265,164
4% 7/1/39	2,600,000	2,593,447
4% 7/1/40	3,300,000	3,243,248
4% 7/1/41	1,195,000	1,179,244
4% 7/1/42	1,750,000	1,687,901
Series 2023 E:
5% 7/15/38	900,000	975,965
5% 7/15/39	1,060,000	1,145,091
5% 7/15/40	1,300,000	1,393,027
Series E, 5% 7/1/28	1,250,000	1,253,220
Series G:
5% 7/1/29 (d)	1,055,000	1,077,631
5% 7/1/30 (d)	275,000	280,167
5% 7/1/34 (d)	695,000	702,429
5% 7/1/39 (d)	2,600,000	2,580,382
5% 7/1/50 (d)	1,000,000	934,408
Series K1:
5% 7/1/25	1,240,000	1,249,214
5% 7/1/27	250,000	257,691
Series K3, 5% 7/1/48	3,695,000	3,620,342
Series L:
5% 7/1/26	1,000,000	1,017,218
5% 7/1/27	2,000,000	2,028,856
Series L1:
4% 7/1/25	600,000	601,571
4% 7/1/26	1,175,000	1,188,742
4% 7/1/27	700,000	718,363
Series N:
4% 7/1/39	1,850,000	1,568,345
5% 7/1/25	340,000	339,733
5% 7/1/27	430,000	432,349
5% 7/1/31	500,000	505,362
5% 7/1/32	550,000	555,193
5% 7/1/33	720,000	725,260
5% 7/1/34	675,000	678,782
Series R:
5% 6/1/37	1,000,000	1,087,349
5% 6/1/38	1,045,000	1,128,129
5% 6/1/39	1,595,000	1,713,336
5% 6/1/40	1,125,000	1,197,909
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2024 B:
5% 11/15/26 (b)	400,000	414,062
5% 11/15/27 (b)	665,000	698,181
5% 11/15/28 (b)	1,020,000	1,084,120
5% 11/15/29 (b)	1,080,000	1,159,095
5% 11/15/30 (b)	1,075,000	1,160,474
5% 11/15/31 (b)	750,000	815,120
5% 11/15/32 (b)	725,000	792,491
5% 11/15/33 (b)	540,000	592,189
Series B:
5% 11/15/24 (b)	300,000	300,747
5% 11/15/25 (b)	400,000	407,104
5% 11/15/26 (b)	600,000	619,803
5% 11/15/27 (b)	610,000	634,977
5% 11/15/28 (b)	525,000	556,736
5% 11/15/29 (b)	495,000	524,958
Series D:
5% 11/15/24 (Escrowed to Maturity)	425,000	426,593
5% 11/15/25 (Escrowed to Maturity)	250,000	256,945
5% 11/15/26 (Escrowed to Maturity)	180,000	189,274
Connecticut Hsg. Fin. Auth.:
Series 2016 F, 3.5% 5/15/39 (b)	340,000	337,852
Series 2018 E1, 4.25% 5/15/42	990,000	998,489
Series 2019 B1, 4% 5/15/49	2,120,000	2,139,175
Series 2019 F, 3.5% 11/15/43	2,005,000	1,998,214
Series 2020 A2, 2.2% 5/15/31 (b)	1,350,000	1,179,954
Series 2021 A1:
1.3% 5/15/30	2,000,000	1,697,063
1.6% 5/15/32	1,500,000	1,225,646
Series 2021 A3, 1.6% 5/15/32	2,240,000	1,830,298
Series 2021 B1, 3% 11/15/49	2,095,000	2,057,863
Series 2022 A1, 3.5% 11/15/51	920,000	916,990
Series A2:
5% 11/15/26 (b)	840,000	868,722
5% 5/15/27 (b)	1,890,000	1,964,536
5% 11/15/27 (b)	860,000	898,797
5% 5/15/28 (b)	615,000	645,745
5% 11/15/28 (b)	225,000	237,208
Series C:
5% 5/15/26 (b)	1,820,000	1,870,770
5% 5/15/27 (b)	800,000	832,598
5% 11/15/28 (b)	580,000	610,777
5% 5/15/29 (b)	1,115,000	1,187,018
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	1,000,000	1,124,884
Series 2021 C:
5% 1/1/28	1,600,000	1,726,272
5% 1/1/30	3,500,000	3,926,611
5% 1/1/31	3,410,000	3,878,554
5% 1/1/32	2,500,000	2,878,724
Series A:
5% 5/1/28	1,000,000	1,086,492
5% 9/1/33	1,000,000	1,000,867
East Lyme Gen. Oblig. Series 2020, 3% 7/15/38	530,000	468,240
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,006
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,081,981
5% 7/15/32	1,250,000	1,348,505
5% 7/15/33	1,000,000	1,076,410
5% 7/15/34	1,000,000	1,073,889
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (d)	2,000,000	2,022,097
Meriden Gen. Oblig.:
Series 2020 B, 2% 7/1/36	680,000	538,273
Series 2023:
3% 6/15/35	1,165,000	1,085,224
3.25% 6/15/36	565,000	535,222
Milford Gen. Oblig. Series 2021 A:
2% 11/1/33	330,000	281,593
2% 11/1/35	1,285,000	1,051,724
2% 11/1/36	1,285,000	1,023,052
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2021 A, 4% 8/15/38 (b)	3,330,000	3,315,860
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/30	600,000	605,664
5% 3/1/30 (Pre-Refunded to 3/1/25 @ 100)	1,260,000	1,272,738
5% 3/1/31 (Pre-Refunded to 3/1/25 @ 100)	1,955,000	1,974,763
Series 2017 C:
5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	1,635,000	1,709,232
5% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900,000	1,985,547
Series 2020, 3% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	1,190,000	978,756
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	626,780
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	779,631
Series 2015:
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,655,000	2,709,137
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,430,000	1,454,712
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	36,631
5% 8/15/28 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,561,904
5% 8/15/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,037,544
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,029,620
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,028,830
Series 2017 B, 5% 8/1/25	500,000	508,549
Series 2021 A, 4% 8/1/32	950,000	977,134
Series 2023:
5% 8/1/36 (Build America Mutual Assurance Insured)	400,000	448,055
5% 8/1/37 (Build America Mutual Assurance Insured)	550,000	614,199
5% 8/1/38 (Build America Mutual Assurance Insured)	300,000	332,293
5.25% 8/1/43 (Build America Mutual Assurance Insured)	1,900,000	2,100,604
Norwalk Conn Hsg. Auth. Multi-family Bonds Series 2024, 3.05%, tender 9/1/27 (c)	3,000,000	3,007,265
South Windsor Gen. Oblig. Series 2023, 3% 2/1/36	765,000	725,944
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021:
4% 4/1/31 (d)	390,000	383,744
4% 4/1/36 (d)	485,000	458,688
4% 4/1/41 (d)	660,000	592,487
4% 4/1/51 (d)	1,225,000	1,043,658
Stratford Gen. Oblig. Series 2019, 5% 1/1/27	1,990,000	2,098,768
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	4,764,019
Series 2023 A:
5% 8/15/29	1,500,000	1,666,855
5% 8/15/30	1,325,000	1,494,533
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/25	635,000	649,900
5% 11/1/26	635,000	660,142
Series 2017 B, 5% 11/1/32	400,000	417,326
Series 2021, 4% 9/15/41	1,125,000	1,098,261
Series 2024:
4% 2/15/44 (Build America Mutual Assurance Insured)	300,000	294,870
5% 2/15/25 (Build America Mutual Assurance Insured)	500,000	503,721
5% 2/15/27 (Build America Mutual Assurance Insured)	400,000	419,137
5% 2/15/29 (Build America Mutual Assurance Insured)	500,000	542,606
5% 2/15/31 (Build America Mutual Assurance Insured)	450,000	495,589
5% 2/15/33 (Build America Mutual Assurance Insured)	450,000	498,178
5% 2/15/35 (Build America Mutual Assurance Insured)	300,000	331,816
TOTAL CONNECTICUT		294,259,399
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	835,000	877,193
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	863,283	580,668
5.625% 7/1/27	100,000	104,122
5.625% 7/1/29	310,000	333,296
5.75% 7/1/31	735,000	813,771
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	855,000	655,218
Series 2019 A2, 4.329% 7/1/40	685,000	676,461
TOTAL PUERTO RICO		4,040,729
TOTAL MUNICIPAL BONDS (Cost $305,300,070)		298,300,128

Municipal Bond Funds - 4.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.22% (f)(g) (Cost $14,408,633)	14,405,752	14,408,634

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $319,708,703)	312,708,762
NET OTHER ASSETS (LIABILITIES) - 0.8%	2,606,945
NET ASSETS - 100.0%	315,315,707

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,852,884 or 4.7% of net assets.

(e)	Level 3 security
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.22%	9,227,996	63,878,153	58,696,349	143,256	(1,166)	-	14,408,634	0.6%
Total	9,227,996	63,878,153	58,696,349	143,256	(1,166)	-	14,408,634

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.